Property and equipment, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 44,563	$ 38,192
Less—accumulated depreciation	(27,304)	(21,436)
Property, plant and equipment, net	17,259	16,756
Depreciation	6,368	5,036	$ 4,464
Manufacturing equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	546	526
Furniture and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	10,203	8,294
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	6,674	6,637
Computers and software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 27,140	$ 22,735